ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 2, 2014	Maureen A. Meredith T +1 617 951 7239 F +1 617 235 7664 maureen.meredith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds

    File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (formerly Managers AMG Funds) (the “Trust”) hereby certifies that the form of statement of additional information for AMG Yacktman Special Opportunities Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A, which was filed by electronic transmission on June 30, 2014 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith
Maureen A. Meredith